VARIABLE INTEREST ENTITIES ("VIEs") - NARRATIVE (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2015	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)
Variable Interest Entity [Line Items]
Interest expense		$ 17,805	$ 19,764	$ 52,415	$ 61,236
Net cash used in financing activities				(117,327)	(136,160)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Interest expense		2,000	1,800	4,500	6,000
Net cash used in financing activities		$ 5,300	$ 4,600	$ 16,900	$ 13,800
Eskimo SPV Agreement | Golar Eskimo | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels | vessel		1		1
Lease term	10 years